SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1		$ 8,029,268
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2		7,721,664
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3		20,839,312
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4		20,014,123
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5		9,058,075
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6		8,686,807
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7		182,075
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8		96,988
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9		38,108,730
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10		36,519,582
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11		(15,594,072)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12		(11,870,892)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13		22,514,658
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14		24,648,690
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1	8,069,881
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2	8,029,268
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3	20,982,760
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4	20,839,312
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5	9,202,043
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6	9,058,075
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7	182,996
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8	182,075
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9	38,437,680
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10	38,108,730
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11	(18,137,487)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12	(15,594,072)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13	20,300,193
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14	$ 22,514,658